CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Loans receivable, fair value	¥ 804,315	¥ 805,141
Receivables from customers, fair value	92,193	11
Securities purchased under agreements to resell, fair value	320,679	548,043
Trading assets, securities pledged as collateral	6,383,048	5,332,640
Trading assets, fair value	8,531	12,407
Private equity investments, fair value	7,514	6,395
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	384,060	397,114
Other, fair value	137,413	144,756
Short-term borrowings, fair value	587,622	376,910
Deposits received at banks, fair value	31,229	14,392
Securities sold under agreements to repurchase, fair value	104,645	111,609
Securities loaned, fair value	114,621	105,968
Other liabilities, fair value	24,864	9,183
Long-term borrowings, fair value	¥ 4,030,791	¥ 3,707,643
Common stock
Authorized	6,000,000,000	6,000,000,000
Issued	3,493,562,601	3,493,562,601
Outstanding	3,057,804,161	3,038,587,493
Common stock held in treasury, shares	435,758,440	454,975,108